Note 11 - Research and Development	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of research and development expense [text block]
11.	Research and Development:

Components of research and development expenses are as follows:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
		As recast (note 3(b))	As recast (note 3(b))

Research and Development excluding salaries	$4,573	$4,860	$3,131
CrystalGenomics Option Fee (a)	-	1,000	-
Salaries	1,451	1,691	1,528
Stock-based compensation	214	247	183
Depreciation of equipment	36	36	23
	$6,274	$7,834	$4,865

During the year ended
December
31,
2016,
the Company paid
$1.0
million to CrystalGenomics for an option fee related to the
CG’806
technology.